Fair Value Measurments (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Carrying amount	$ 3,759,000	$ 3,390,000
Estimated Fair Value	3,984,699	2,220,100
Notes Due 2016 [Member]
Debt Instrument [Line Items]
Carrying amount	62,000	62,000
Estimated Fair Value	$ 64,266	63,604
Debt Instruments Interst Rates	7.31%
Notes Due 2017 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 116,000	116,000
Estimated Fair Value	$ 123,967	113,420
Debt Instruments Interst Rates	4.98%
Notes Due 2018 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 200,000	200,000
Estimated Fair Value	$ 224,025	191,985
Debt Instruments Interst Rates	5.92%
Notes Due December 2018 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 450,000	450,000
Estimated Fair Value	$ 465,630	111,451
Debt Instruments Interst Rates	5.75%
Notes Due 2019 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 173,000	173,000
Estimated Fair Value	$ 204,854	174,488
Debt Instruments Interst Rates	7.77%
Notes Due January 2020 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 207,000	207,000
Estimated Fair Value	$ 233,932	185,052
Debt Instruments Interst Rates	5.50%
Notes Due October 2020 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 315,000	315,000
Estimated Fair Value	$ 337,528	258,520
Debt Instruments Interst Rates	4.51%
Notes Due January 2022 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 87,000	87,000
Estimated Fair Value	$ 99,983	73,034
Debt Instruments Interst Rates	5.60%
Notes Due October 2022 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 35,000	35,000
Estimated Fair Value	$ 38,225	25,558
Debt Instruments Interst Rates	4.66%
Notes Due October 2024 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 850,000	850,000
Estimated Fair Value	$ 893,325	206,321
Debt Instruments Interst Rates	6.125%
Notes Due January 2025 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 90,000	90,000
Estimated Fair Value	$ 106,299	70,756
Debt Instruments Interst Rates	5.85%
Notes Due October 2025 [Member]
Debt Instrument [Line Items]
Carrying amount	$ 175,000	175,000
Estimated Fair Value	$ 193,665	115,911
Debt Instruments Interst Rates	4.91%
Credit Facility [Member]
Debt Instrument [Line Items]
Carrying amount	$ 999,000	630,000
Estimated Fair Value	$ 999,000	$ 630,000